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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569


                      Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Ibbotson Moderate Allocation Fund
SCHEDULE OF INVESTMENTS 10/31/06  (UNAUDITED)


 Shares                                                      Value

                MUTUAL FUNDS - 95.3%
                PIONEER FUNDS - 95.3%
2,854,402       Pioneer Bond Fund Class Y                   $25,832,334

 578,591        Pioneer Cullen Value Fund Class Y          11,334,605

 182,509        Pioneer Emerging Markets Fund Class Y       5,858,553

 399,241        Pioneer Fund Class Y                       19,966,041

 917,882        Pioneer Government Income Fund Class Y      8,609,731

 179,859        Pioneer Growth Opportunities Fund Class Y   5,769,869

1,550,396       Pioneer High Yield Fund Class Y            17,224,900

1,172,305       Pioneer International Equity Fund Class Y  31,499,845

 363,649        Pioneer MidCap Growth Fund Class Y          5,902,025

 109,344        Pioneer MidCap Value Fund Class Y           2,876,852

2,909,691       Pioneer Oak Ridge Large Cap Growth Fund Cla39,862,760

 262,357        Pioneer Real Estate Shares Fund Class Y     8,788,960

2,590,175       Pioneer Research Fund Class Y              28,543,731

4,674,695       Pioneer Short Term Income Fund Class Y     45,718,520

 161,678        Pioneer Small Cap Value Fund Class Y        5,723,414

 444,942        Pioneer Value Fund Class Y                  8,596,282



TOTAL INVESTMENTS IN SECURITIES - 95.3%
(Cost $246,501,027) (a)                                     $ 272,108,422
OTHER ASSETS AND LIABILITIES - 4.7%                        13,520,724
TOTAL NET ASSETS - 100.0%                                   $ 285,629,146

(a)    At October 31, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $246,501,027 was as follows:
        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                    $   26,964,589
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                   (1,357,194)
       Net unrealized gain                                  $   25,607,395

Purchases and sales of securities (excluding temporary cash investments) for the period ended October 31, 2006 aggregated $10,245,750 and $3,912,324, respectively.


Pioneer Ibbotson Growth Allocation Fund
SCHEDULE OF INVESTMENTS 10/31/06  (UNAUDITED)

 Shares                                                      Value

                MUTUAL FUNDS - 100.2%
                PIONEER FUNDS - 100.2%
2,150,614       Pioneer Bond Fund Class Y                   $19,463,057

 612,723        Pioneer Cullen Value Fund Class Y          12,003,249

 305,254        Pioneer Emerging Markets Fund Class Y       9,798,647

 386,027        Pioneer Fund Class Y                       19,305,186

 291,951        Pioneer Government Income Fund Class Y      2,738,503

 240,775        Pioneer Growth Opportunities Fund Class Y   7,724,061

 656,353        Pioneer High Yield Fund Class Y             7,292,084

1,348,381       Pioneer International Equity Fund Class Y  36,230,997

 595,644        Pioneer MidCap Growth Fund Class Y          9,667,302

 117,123        Pioneer MidCap Value Fund Class Y           3,081,495

2,464,131       Pioneer Oak Ridge Large Cap Growth Fund Cla33,758,599

 291,509        Pioneer Real Estate Shares Fund Class Y     9,765,537

2,623,752       Pioneer Research Fund Class Y              28,913,744

2,974,001       Pioneer Short Term Income Fund Class Y     29,085,730

 135,548        Pioneer Small Cap Value Fund Class Y        4,798,393

 499,289        Pioneer Value Fund Class Y                  9,646,264



TOTAL INVESTMENTS IN SECURITIES - 100.2%
(Cost $218,147,450) (a)                                     $ 243,272,848
OTHER ASSETS AND LIABILITIES - (0.2%)                       (423,121)
TOTAL NET ASSETS - 100.0%                                   $ 242,849,727


(a)    At October 31, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $218,147,450 was as follows:
        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                    $   25,660,329
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                    (534,931)
        Net unrealized gain                                 $   25,125,398

Purchases and sales of securities (excluding temporary cash investments) for the period ended October 31, 2006 aggregated $17,669,611 and $3,015,054, respectively.


Pioneer Ibbotson Aggressive Allocation Fund
SCHEDULE OF INVESTMENTS 10/31/06  (UNAUDITED)

 Shares                                                      Value

                MUTUAL FUNDS - 100.4%
                PIONEER FUNDS - 100.4%
 997,752        Pioneer Bond Fund Class Y                   $ 9,029,659

 458,224        Pioneer Cullen Value Fund Class Y           8,976,614

 242,356        Pioneer Emerging Markets Fund Class Y       7,779,643

 273,033        Pioneer Fund Class Y                       13,654,378

 209,108        Pioneer Growth Opportunities Fund Class Y   6,708,179

1,132,858       Pioneer International Equity Fund Class Y  30,439,882

 423,563        Pioneer MidCap Growth Fund Class Y          6,874,425

  58,058        Pioneer MidCap Value Fund Class Y           1,527,505

1,760,539       Pioneer Oak Ridge Large Cap Growth Fund Cla24,119,382

 231,608        Pioneer Real Estate Shares Fund Class Y     7,758,884

2,060,954       Pioneer Research Fund Class Y              22,711,714

 458,932        Pioneer Short Term Income Fund Class Y      4,488,359

 108,363        Pioneer Small Cap Value Fund Class Y        3,836,041

 315,026        Pioneer Value Fund Class Y                  6,086,306



TOTAL INVESTMENTS IN SECURITIES - 100.4%
(Cost $133,356,797) (a)                                     $ 153,990,971
OTHER ASSETS AND LIABILITIES - (0.4%)                       (540,325)
TOTAL NET ASSETS - 100.0%                                   $ 153,450,646

(a)    At October 31, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $133,356,797 was as follows:
        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                    $   20,673,928
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                     (39,754)
        Net unrealized gain                                 $   20,634,174

Purchases and sales of securities (excluding temporary cash investments) for the period ended October 31, 2006 aggregated $8,394,467 and $1,054,755, respectively.

Pioneer Ibbotson Conservative Allocation Fund
SCHEDULE OF INVESTMENTS 10/31/06  (UNAUDITED)

 Shares                                                      Value

                MUTUAL FUNDS - 87.8%
                PIONEER FUNDS - 87.8%
397,739         Pioneer Bond Fund Class Y                   $3,599,538

 34,125         Pioneer Cullen Value Fund Class Y             668,516

 17,897         Pioneer Fund Class Y                          895,052

 96,003         Pioneer Government Income Fund Class Y        900,511

202,316         Pioneer High Yield Fund Class Y             2,247,730

 58,409         Pioneer International Equity Fund Class Y   1,569,443

 13,779         Pioneer MidCap Growth Fund Class Y            223,629

114,181         Pioneer Oak Ridge Large Cap Growth Fund Cla 1,564,283

141,924         Pioneer Research Fund Class Y               1,564,008

551,174         Pioneer Short Term Income Fund Class Y      5,390,478

 6,261          Pioneer Small Cap Value Fund Class Y          221,647

 64,964         Pioneer Strategic Income Fund Class Y         675,624

 11,586         Pioneer Value Fund Class Y                    223,849

TOTAL INVESTMENTS IN SECURITIES - 87.8%
(Cost $19,131,131) (a)                                      $   19,744,308
OTHER ASSETS AND LIABILITIES - 12.2%                       2,732,065
TOTAL NET ASSETS - 100.0%                                   $   22,476,373

(a)    At October 31, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $19,131,131 was as follows:
        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                    $        613,177
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                        -
       Net unrealized gain                                  $        613,177

Purchases and sales of securities (excluding temporary cash investments) for the period ended October 31, 2006 aggregated $4,507,162 and $333,030, respectively.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 29, 2006

* Print the name and title of each signing officer under his or her signature.